Employee Benefits (Details) - Schedule of Employee Benefits - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 3,876,773	RM 3,529,651	RM 1,746,906
Defined contribution plans	525,077	269,123	188,341
Social security contributions	40,972	14,153	23,840
Other employee benefits	111,748	359,839	244,999
Total employee benefits	RM 4,554,570	RM 4,172,766	RM 2,204,086